Loss before income tax	12 Months Ended
Jun. 30, 2026
Disclosure Of Loss Before Income Tax [Abstract]
Loss before income tax	Loss before income tax

		Year Ended June 30,
(in U.S. dollars, in thousands)	Note	2026	2025	2024
Revenue
Product sales, net(1)		115,153	11,263	—
Royalty revenue		5,097	5,935	5,902
Total Revenue		120,250	17,198	5,902

Cost of revenues
Cost of inventories		(10,541)	(1,193)	—
Amortization of currently marketed intangible assets		(6,126)	(3,937)	—
Total Cost of revenues		(16,667)	(5,130)	—

Clinical trial and research & development		(30,521)	(8,070)	(3,308)
Manufacturing production & development		(32,693)	6,323	(13,252)
Commercialization		(15,869)	(4,676)	(655)

Employee benefits
Salaries and employee benefits		(28,095)	(22,092)	(20,415)
Defined contribution superannuation expenses		(510)	(395)	(369)
Equity settled share-based payment transactions(2)		(14,873)	(22,088)	(5,870)
Total Employee benefits		(43,478)	(44,575)	(26,654)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(481)	(303)	(410)
Right of use asset depreciation		(1,942)	(2,139)	(2,771)
Intellectual property amortization		(36)	(21)	(1,485)
Total Depreciation and amortization of non-current assets		(2,459)	(2,463)	(4,666)

Other Selling, general and administration
Overheads & administration		(13,855)	(10,168)	(8,584)
Consultancy		(4,795)	(2,728)	(2,458)
Legal, patent and other professional fees		(6,192)	(4,335)	(2,342)
Intellectual property expenses (excluding the amount amortized above)		(4,993)	(3,424)	(2,777)
Total Other Selling, general and administration		(29,835)	(20,655)	(16,161)

Fair value remeasurement of contingent consideration
Remeasurement of financial derivative		7,892	(10,262)	—
Remeasurement of contingent consideration		4,165	(4,625)	(9,693)
Total Fair value remeasurement of contingent consideration	5(f)(iii)	12,057	(14,887)	(9,693)

Fair value remeasurement of warrant liability
Remeasurement of warrant liability	5(f)(vi)	859	(4,962)	779
Total Fair value remeasurement of warrant liability		859	(4,962)	779

Other operating income and expenses

		Year Ended June 30,
(in U.S. dollars, in thousands)	Note	2026	2025	2024
Interest income		3,914	3,554	1,824
Research and development tax incentive income		—	82	859
Government grant revenue		22	3	—
Foreign exchange gains/(losses)		1,069	(106)	(76)
Derecognition of lease liability		388	—	—
Derecognition of right-of-use asset		(85)	—	—
Foreign withholding tax paid		—	(480)	(37)
Total Other operating income and expenses		5,308	3,053	2,570

Finance (costs)/gains
Remeasurement of borrowing arrangements		(1,965)	(416)	(2,351)
Interest expense		(19,872)	(21,753)	(20,658)
Facility fee		(2,002)	(799)	—
Total Finance costs		(23,839)	(22,968)	(23,009)

Total loss before income tax		(56,887)	(101,812)	(88,147)
(1)    Revenue from product sales
Product revenues are recorded net of allowances for variable consideration such as estimated government rebates and chargebacks, distribution fees, distributor and off-label discounts, patient assistance programs, freight and packaging costs and returns. See Note 22(e)(ii) for the Group's policy regarding revenue from product sales.
Product revenues consist of the following:

	Year Ended June 30,
(in U.S. dollars, in thousands)	2026	2025	2024
Ryoncil®	115,153	11,263	—
As at June 30, 2026 and June 30, 2025, the Group’s trade receivables, net were $57.1 million and $13.9 million, which relate to product sales, net of discounts and allowances. The revenue from net product sales is derived from a single external customer which exceeded 10% of the Group's total revenue. Refer to Note 10(b) for discussion of the credit risk associated with trade receivables.
The following table summarizes gross product sales to net product sales by significant category of gross to net adjustments for the years ended June 30, 2026, 2025 and 2024.

	Year Ended June 30,
(in U.S. dollars, in thousands)	2026	% of gross sales 2026	2025	% of gross sales 2025	2024	% of gross sales 2024
Gross product sales	132,890	100.0%	13,192	100.0%	—	—%
Gross to net adjustments
Government rebates and chargebacks	(13,439)	10.2%	(1,489)	11.3%	—	—%
Discounts and distributor fees	(1,876)	1.4%	(171)	1.3%	—	—%
Other sales-related deductions	(2,422)	1.8%	(265)	2.0%	—	—%
Co-pay assistance	—	—%	(4)	—%	—	—%
Total gross to net adjustments	(17,737)	13.4%	(1,929)	14.6%	—	—%
Product sales, net	115,153	86.6%	11,263	85.4%	—	—%
Gross to net adjustments are estimated using contractual terms, statutory requirements, actual claims and settlement experience, patient and payer mix, channel data and other information available at the reporting date. The Group regularly evaluates its estimates against actual results.
Accruals for chargebacks are recorded as a direct reduction to trade receivables. Accruals for government rebates, distribution fees, distributor and off-label discounts, patient assistance programs and freight are recorded within trade and other payables.
The following table summarizes the gross to net adjustments and payments, including sales-related deductions:

(in U.S. dollars, in thousands)	Government rebates and chargebacks	Discounts and distributor fees	Other sales-related deductions	Co-pay assistance	Total
Balance as of July 1, 2023	—	—	—	—	—
Gross to net adjustments	—	—	—	—	—
Payments	—	—	—	—	—
Balance as at June 30, 2024	—	—	—	—	—

Balance as of July 1, 2024	—	—	—	—	—
Gross to net adjustments	1,489	171	265	4	1,929
Payments	—	(50)	(47)	—	(97)
Balance as at June 30, 2025	1,489	121	218	4	1,832

Balance as of July 1, 2025	1,489	121	218	4	1,832
Gross to net adjustments	13,439	1,876	2,422	—	17,737
Payments	(3,143)	(1,323)	(667)	—	(5,133)
Balance as at June 30, 2026	11,785	674	1,973	4	14,436
(2)    Share-based payment transactions
For the years ended June 30, 2026, 2025 and 2024, share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Year Ended June 30,
(in U.S. dollars)	2026	2025	2024
Research and development	7,360,087	12,487,004	2,950,104
Selling, general and administration	7,512,853	9,601,283	2,920,064
Equity settled share-based payment transactions	14,872,940	22,088,287	5,870,168